Long-Term Investments and Other Assets	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Long-Term Investments and Other Assets	Long-Term Investments and Other Assets

As at	December 31, 2021	December 31, 2020
Deferred lease receivable	$15	$12
Debt issuance costs associated with credit facilities	8	3
Refundable deposits	9	9
Prepayment on long-term service agreements	72	70
Deferred information technology costs	6	4
Cash calls from joint venture partners (a)	23	26
Contract asset (net of credit losses of $1 million) (notes 23 and 24)	41	50
Rabbi trust (notes 28 and 31)	10	19
Other long-term receivables	—	18
Capitalized contract costs	5	5
Financial transmission rights	17	12
Other	21	17
	$227	$245
(a)Represents a cash advance to a joint venture partner as part of a construction, ownership and operation (CO&O) agreement.